PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

3.  PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2013 and 2014 were as follows:

	2013	2014
	RMB	RMB
Prepayments and deposits to vendors	1,083,771,955	2,277,055,303
Receivables from financial institution	28,303,638	65,310,413
Interest receivable	55,861,029	39,436,993
Employee advances	10,476,537	24,041,438
Prepayments for property and equipment	4,575,720	5,047,856
Others	32,767,408	58,815,332
Total	1,215,756,287	2,469,707,335